Share Capital and Reserves (Details) - Schedule of composition of share capital (Parentheticals) - ₪ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Composition Of Share Capital Abstract
Authorized, Ordinary shares, par value	₪ 0.01	₪ 0.01
Issued and outstanding, Ordinary shares, par value	₪ 0.01	₪ 0.01